Share Capital Issued - Summary of Share Issuances Occurred Since the Incorporation of the Company (Detail) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 14, 2021	May 21, 2021
Disclosure of classes of share capital [line items]
# of shares					188,800	188,800
Par value		€ 3.48
Beginning balance		€ 43,639	€ 30,994	€ 45,619
Transaction costs associated with capital increases			(2,583)
Loss for the period	[1]	(40,935)	(26,512)	(17,204)
Share Based Payment		1,624	2,172	2,782
Currency translation differences		4	42	(5)
Remeasurements of defined benefit obligation		(15)	554	(197)
Ending balance		4,317	43,639	30,994
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance		78,585	48,513	48,513
Capital increase			30,072
Ending balance		78,585	78,585	48,513
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning balance		6,317	43,349	43,349
Reduction of share premium by absorption of losses			(43,349)
Capital increase			8,900
Transaction costs associated with capital increases			(2,583)
Ending balance		6,317	6,317	43,349
Capital reduction reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	[2]	234,562	191,213	191,213
Reduction of share premium by absorption of losses	[2]		43,349
Ending balance	[2]	234,562	234,562	191,213
Other reserves [member]
Disclosure of classes of share capital [line items]
Beginning balance	[2]	33,172	30,958	28,181
Share Based Payment	[2]	1,624	2,172	2,782
Currency translation differences	[2]	4	42	(5)
Ending balance	[2]	34,800	33,172	30,958
Accumulated deficit [Member]
Disclosure of classes of share capital [line items]
Beginning balance	[2]	(308,997)	(283,039)	(265,637)
Loss for the period	[2]	(40,935)	(26,512)	(17,204)
Remeasurements of defined benefit obligation	[2]	(15)	554	(197)
Ending balance	[2]	(349,947)	(308,997)	(283,039)
Number of shares [member]
Disclosure of classes of share capital [line items]
Beginning balance		22,593,956	13,942,344
Capital increase			8,651,612
Ending balance		€ 22,593,956	€ 22,593,956	€ 13,942,344
Class A shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jul. 24, 2007
Description		Company incorporation
# of shares		409,375
Par value		€ 0.15
Class A shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Aug. 31, 2007
Description		Contribution in kind (upfront fee Mayo License)
# of shares		261,732
Par value		€ 36.3
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Dec. 23, 2008
Description		Capital increase (Round B)
# of shares		137,150
Par value		€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Dec. 23, 2008
Description		Contribution in kind (Loan B)
# of shares		67,502
Par value		€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Oct. 28, 2010
Description		Contribution in cash
# of shares		21,000
Par value		€ 22.44
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Oct. 28, 2010
Description		Contribution in kind (Loan C)
# of shares		92,068
Par value		€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Oct. 28, 2010
Description		Contribution in kind (Loan D)
# of shares		57,095
Par value		€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Oct. 28, 2010
Description		Contribution in cash
# of shares		73,793
Par value		€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Oct. 28, 2010
Description		Exercise of warrants
# of shares		12,300
Par value		€ 22.44
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Oct. 28, 2010
Description		Contribution in kind (Mayo receivable)
# of shares		69,455
Par value		€ 4,420
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Oct. 28, 2010
Description		Contribution in cash
# of shares		9,048
Par value		€ 4,420
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		May 31, 2013
Description		Contribution in kind (Loan E)
# of shares		118,365
Par value		€ 3,839
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		May 31, 2013
Description		Contribution in kind (Loan F)
# of shares		56,936
Par value		€ 3,839
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		May 31, 2013
Description		Contribution in kind (Loan G)
# of shares		654,301
Par value		€ 452
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		May 31, 2013
Description		Contribution in kind (Loan H)
# of shares		75,755
Par value		€ 3,071
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		May 31, 2013
Description		Contribution in cash
# of shares		219,016
Par value		€ 3,196
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jun. 04, 2013
Description		Conversion of warrants
# of shares		2,409,176
Par value		€ 1
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jun. 11, 2013
Description		Conversion of Class A and Class B shares in ordinary shares
# of shares		4,744,067
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jul. 05, 2013
Description		Initial Public Offering
# of shares		1,381,500
Par value		€ 1,665
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jul. 15, 2013
Description		Exercise of over-allotment option
# of shares		207,225
Par value		€ 1,665
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jan. 31, 2014
Description		Exercise of warrants issued in September 2008
# of shares		5,966
Par value		€ 2,244
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jan. 31, 2014
Description		Exercise of warrants issued in May 2010
# of shares		333
Par value		€ 2,244
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jan. 31, 2014
Description		Exercise of warrants issued in January 2013
# of shares		120,000
Par value		€ 452
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Apr. 30, 2014
Description		Exercise of warrants issued in September 2008
# of shares		2,366
Par value		€ 2,244
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jun. 16, 2014
Description		Capital increase
# of shares		284,090
Par value		€ 4,400
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jun. 30, 2014
Description		Capital increase
# of shares		284,090
Par value		€ 4,400
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Aug. 04, 2014
Description		Exercise of warrants issued in September 2008
# of shares		5,000
Par value		€ 2,244
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Aug. 04, 2014
Description		Exercise of warrants issued in October 2010
# of shares		750
Par value		€ 3,536
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Nov. 03, 2014
Description		Exercise of warrants issued in September 2008
# of shares		5,000
Par value		€ 2,244
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jan. 21, 2015
Description		Contribution in kind (Celdara Medical LLC)
# of shares		93,087
Par value		€ 3,708
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Feb. 07, 2015
Description		Exercise of warrant issued in May 2010
# of shares		333
Par value		€ 2,244
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Mar. 03, 2015
Description		Capital increase
# of shares		713,380
Par value		€ 4,450
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		May 11, 2015
Description		Exercise of warrant issued in May 2010
# of shares		500
Par value		€ 2,244
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jun. 24, 2015
Description		Capital increase
# of shares		1,460,000
Par value		€ 6,025
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Aug. 04, 2015
Description		Exercise of warrant issued in May 2010
# of shares		666
Par value		€ 2,244
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Aug. 04, 2015
Description		Exercise of warrant issued in October 2010
# of shares		5,250
Par value		€ 3,536
Ordinary shares twenty [member]
Disclosure of classes of share capital [line items]
Transaction date		Feb. 01, 2017
Description		Exercise of warrant issued in May 2013
# of shares		207,250
Par value		€ 264
Ordinary shares twenty one [member]
Disclosure of classes of share capital [line items]
Transaction date		May 02, 2017
Description		Exercise of warrant issued in May 2013
# of shares		4,900
Par value		€ 264
Ordinary shares twenty two [member]
Disclosure of classes of share capital [line items]
Transaction date		Aug. 01, 2017
Description		Exercise of warrant issued in May 2013
# of shares		7,950
Par value		€ 264
Ordinary shares twenty three [member]
Disclosure of classes of share capital [line items]
Transaction date		Aug. 23, 2017
Description		Contribution in kind (Celdara Medical LLC)
# of shares		328,275
Par value		€ 3,235
Ordinary shares twenty four [member]
Disclosure of classes of share capital [line items]
Transaction date		Nov. 09, 2017
Description		Exercise of warrant issued in May 2013
# of shares		5,000
Par value		€ 264
Ordinary shares twenty five [member]
Disclosure of classes of share capital [line items]
Transaction date		Nov. 09, 2017
Description		Exercise of warrant issued in October 2010
# of shares		866
Par value		€ 3,536
Ordinary shares twenty six [member]
Disclosure of classes of share capital [line items]
Transaction date		Feb. 07, 2018
Description		Exercise of warrant issued in May 2013
# of shares		4,500
Par value		€ 264
Ordinary shares twenty seven [member]
Disclosure of classes of share capital [line items]
Transaction date		May 22, 2018
Description		Capital increase
# of shares		2,070,000
Par value		€ 22.29
Ordinary shares twenty eight [member]
Disclosure of classes of share capital [line items]
Transaction date		Sep. 16, 2019
Description		Capital increase
# of shares		2,000,000
Par value		€ 9.08
Ordinary shares twenty nine [member]
Disclosure of classes of share capital [line items]
Transaction date		Jan. 08, 2021
Description		Capital increase
# of shares		262,812
Par value		€ 4.94
Ordinary shares thirty [member]
Disclosure of classes of share capital [line items]
Transaction date		Mar. 29, 2021
Description		Capital increase
# of shares		200,000
Par value		€ 6.19
Ordinary shares thirty one [member]
Disclosure of classes of share capital [line items]
Transaction date		Apr. 09, 2021
Description		Capital increase
# of shares		300,000
Par value		€ 5.83
Ordinary shares thirty two [member]
Disclosure of classes of share capital [line items]
Transaction date		Apr. 29, 2021
Description		Capital increase
# of shares		300,000
Par value		€ 5.23
Ordinary shares thirty three [member]
Disclosure of classes of share capital [line items]
Transaction date		May 21, 2021
Description		Capital increase
# of shares		182,000
Par value		€ 4.58
Ordinary shares thirty four [member]
Disclosure of classes of share capital [line items]
Transaction date		Jun. 14, 2021
Description		Capital increase
# of shares		6,800
Par value		€ 4.98
Ordinary shares thirty five [member]
Disclosure of classes of share capital [line items]
Transaction date		Jun. 28, 2021
Description		Capital increase
# of shares		300,000
Par value		€ 4.46
Ordinary shares thirty six [member]
Disclosure of classes of share capital [line items]
Transaction date		Jul. 22, 2021
Description		Capital increase
# of shares		300,000
Par value		€ 3.46
Ordinary shares thirty seven [member]
Disclosure of classes of share capital [line items]
Transaction date		Oct. 20, 2021
Description		Capital increase
# of shares		300,000
Par value		€ 3.38
Ordinary shares thirty eight [member]
Disclosure of classes of share capital [line items]
Transaction date		Dec. 08, 2021
Description		Capital increase
# of shares		6,500,000
Par value		€ 4.44

[1]	For 2022, 2021 and 2020, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.
[2]	Pursuant to Belgian law (“CCA”), the calculation of amounts available for distribution to shareholders, as dividends or otherwise, must be determined on the basis of the Company’s standalone non-consolidated statutory financial statements of Celyad Oncology SA prepared under Belgian GAAP, and not on the basis of IFRS consolidated financial statements. For more information, see Note 15.